PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			€ 670	$ 670
Remeasurements due to:
Closing balance	€ 715		715			€ 670
Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	€ 6	14		€ 12
Interest cost / (income)	3	4	6		8
Past service cost	2	0	2		0
Immediate recognition of gains / (losses) arising over the year	1	2	0		2
Administration expenses	1	0	1		1
Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets			13
—changes in financial assumptions			27
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			2
Included in the Unaudited Interim Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid			(10)
Contributions by the Group			(10)
Contributions by the plan participants			0
Pension Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5	5	11		9
Interest cost / (income)	2	2	3		4
Past service cost	0	0	0		0
Immediate recognition of gains / (losses) arising over the year	0	0	0		0
Administration expenses	1	0	1		1
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Past service cost			2			3	€ 36
Other Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	3		3
Interest cost / (income)	1	2	3		4
Past service cost	2	0	2		0
Immediate recognition of gains / (losses) arising over the year	1	2	0		2
Administration expenses	0	€ 0	0		€ 0
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			1,115
Remeasurements due to:
Closing balance	1,150		1,150			1,115
Defined benefit obligations | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			14
Interest cost / (income)			10
Past service cost			2
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses			0
Defined benefit obligations | Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			27
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			7
Defined benefit obligations | Included in the Unaudited Interim Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid			(27)
Contributions by the Group			0
Contributions by the plan participants			2
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			895
Remeasurements due to:
Closing balance	920		920			895
Defined benefit obligations | Pension Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			11
Interest cost / (income)			7
Past service cost			0
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses			0
Defined benefit obligations | Pension Benefits | Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			16
—changes in demographic assumptions			0
—experience losses			1
Effects of changes in foreign exchange rates			6
Defined benefit obligations | Pension Benefits | Included in the Unaudited Interim Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid			(18)
Contributions by the Group			0
Contributions by the plan participants			2
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			220
Remeasurements due to:
Closing balance	230		230			220
Defined benefit obligations | Other Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			3
Interest cost / (income)			3
Past service cost			2
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses			0
Defined benefit obligations | Other Benefits | Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			11
—changes in demographic assumptions			0
—experience losses			(1)
Effects of changes in foreign exchange rates			1
Defined benefit obligations | Other Benefits | Included in the Unaudited Interim Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid			(9)
Contributions by the Group			0
Contributions by the plan participants			0
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			(445)
Remeasurements due to:
Closing balance	€ (435)		(435)			€ (445)
Plan Assets | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			0
Interest cost / (income)			(4)
Past service cost			0
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses			1
Plan Assets | Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets			13
—changes in financial assumptions			0
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(5)
Plan Assets | Included in the Unaudited Interim Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid			17
Contributions by the Group			(10)
Contributions by the plan participants			€ (2)